Consolidated Statements of Shareholders' Equity - CNY (¥) ¥ in Thousands	Total	Class A ordinary shares	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other comprehensive income loss	Noncontrolling interests
Balance at Dec. 31, 2021	¥ 1,389,155		¥ 17,499	¥ 22,053		¥ 1,629,014	¥ 98,482	¥ (300,357)	¥ (39,308)	¥ (38,228)
Balance (in shares) at Dec. 31, 2021			264,998,965	317,325,360
Share-based compensation	7,881					7,808				73
Appropriation to statutory reserves							1,065	(1,065)
Fair value changes of available-for-sale debt investments, net of tax	(24,010)								(24,010)
Foreign currency translation adjustment	17,916								17,916
Net loss	(125,719)							(109,652)		(16,067)
Balance at Dec. 31, 2022	1,265,223		¥ 17,499	¥ 22,053		1,636,822	99,547	(411,074)	(45,402)	(54,222)
Balance (in shares) at Dec. 31, 2022			264,998,965	317,325,360
Share-based compensation	3,713					3,713
Repurchase of ordinary shares	(655)				¥ (655)
Repurchase of ordinary shares (in shares)					(2,044,080)
Foreign currency translation adjustment	5,005								5,005
Closure of subsidiaries	(548)						(205)	205		(548)
Net loss	(109,115)							(102,496)		(6,619)
Balance at Dec. 31, 2023	1,163,623		¥ 17,499	¥ 22,053	¥ (655)	1,640,535	99,342	(513,365)	(40,397)	(61,389)
Balance (in shares) at Dec. 31, 2023			264,998,965	317,325,360
Balance at Dec. 31, 2022	1,265,223		¥ 17,499	¥ 22,053		1,636,822	99,547	(411,074)	(45,402)	(54,222)
Balance (in shares) at Dec. 31, 2022			264,998,965	317,325,360
Balance at Dec. 31, 2024	¥ 1,113,410		¥ 17,499	¥ 22,053	¥ (1,480)	1,642,077	99,124	(566,701)	(37,305)	(61,857)
Balance (in shares) at Dec. 31, 2024			264,998,965	317,325,360
Treasury stock, shares	2,044,080				(2,044,080)
Balance at Dec. 31, 2023	¥ 1,163,623		¥ 17,499	¥ 22,053	¥ (655)	1,640,535	99,342	(513,365)	(40,397)	(61,389)
Balance (in shares) at Dec. 31, 2023			264,998,965	317,325,360
Share-based compensation	1,542					1,542
Repurchase of ordinary shares	(825)				¥ (825)
Repurchase of ordinary shares (in shares)					(3,763,008)
Fair value changes of available-for-sale debt investments, net of tax	0
Foreign currency translation adjustment	3,092								3,092
Closure of subsidiaries	(1,076)						(218)	218		(1,076)
Net loss	(52,946)							(53,554)		608
Balance at Dec. 31, 2024	¥ 1,113,410		¥ 17,499	¥ 22,053	¥ (1,480)	¥ 1,642,077	¥ 99,124	¥ (566,701)	¥ (37,305)	¥ (61,857)
Balance (in shares) at Dec. 31, 2024			264,998,965	317,325,360
Treasury stock, shares	5,807,088	5,807,088			(5,807,088)